(Columbia LifeGoal Balanced Growth Portfolio)
Investment Objective
The Columbia LifeGoal® Balanced Growth Portfolio seeks total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia LifeGoal Balanced Growth Portfolio)	Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal Balanced Growth Portfolio)		Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)
Management fees	[1][2]	0.06%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[3]	0.16%
Acquired fund fees and expenses		0.85%
Total annual Fund operating expenses	[4]	1.07%
[1]	Management fees are composed of an investment advisory fee of 0.04% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.55% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia LifeGoal Balanced Growth Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)	109	340	590	1,306

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests most of its assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Adviser uses asset allocation as its principal investment approach and:

  allocates the Fund's assets among asset class categories within the target asset allocations set for the Fund, based on the Fund's investment objective and historical and projected returns for each asset class.

  chooses individual Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.

  may choose third party-advised Underlying Funds if a Columbia Fund is not available in the desired asset class category.

  may choose equity and fixed income securities, including TIPS, and other instruments such as derivatives.

  reviews the asset allocations to Underlying Funds and instruments at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.

The Fund's targeted allocation to Columbia Funds, as a percentage of the Fund's assets, is as follows:

  0-80% to one or more Columbia Funds that invest in large-capitalization domestic equity securities.

  0-30% to one or more Columbia Funds that invest in mid-capitalization domestic equity securities.

  0-15% to one or more Columbia Funds that invest in small-capitalization domestic equity securities.

  0-50% to one or more Columbia Funds that invest in international/global equity securities.

  0-10% to one or more Columbia Funds that invest in convertible securities.

  0-30% to one or more Columbia Funds that invest in specialty securities, including Columbia Funds that invest in equity securities of companies principally engaged in certain market sectors such as real estate or technology and Funds using alternative investment strategies.

  0-80% to Columbia Funds that invest in government and corporate debt securities.

  0-20% to Columbia Funds that invest in below investment grade debt securities.

  0-50% in Columbia money market funds.

The Fund's targeted allocations to direct security instrument holdings and third party advised funds, as a percentage of the Fund's assets, is as follows:

  0-15% to fixed income securities, including TIPS.

  0-10% to equity securities.

  0-20% to futures and commodity-related instruments.

  0-10% to third party funds/ETFs.

The Fund's actual allocation may vary from these target allocations at any time. The Adviser may use various strategies to try to manage how much the actual amount varies and for how long. The Adviser can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Fund and certain Underlying Funds may invest in securities of companies in the technology sector and may from time to time emphasize one or more other economic sectors in selecting their investments.

The Fund may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Adviser normally will, to the extent feasible, sell a proportionate amount of the shares the Fund owns in each Underlying Fund and instrument.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. This could result in the A dviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund since some Underlying Funds may pay higher advisory and other fees to the Adviser and its affiliates. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

The Fund has exposure to risks of many areas of the market indirectly through the Underlying Funds and directly to the extent the Fund invests in individual securities or other instruments. The risks described below are the principal risks of the Underlying Funds in which the Fund was significantly invested as of the end of its most recent fiscal year. They also reflect the risks of securities and instruments that may be held directly by the Fund. Because the Fund's allocation of its assets among Underlying Funds changes over time, the Fund may invest significantly in Underlying Funds subject to risks that are not described below but that are described in the Additional Information about Underlying Funds and Risks - Principal Risks of Investing in the Fund and Underlying Funds section of this prospectus.

  Asset-Backed Securities Risk -- Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Changing Distribution Levels Risk -- The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

  Commodity Risk -- The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Underlying Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Underlying Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of activ ely traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

  Convertible Securities Risk -- The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security befor e it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

  Credit Risk -- The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing autho rity, and thus may have a greater risk of default.

  Currency Risk -- The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

  Derivatives Risk -- The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index. Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increas e the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when i t is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk -- Commodity-Linked Futures Contracts -- The loss that may be incurred by the Underlying Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Underlying Fund may increase the volatility of the Underlying Fund's net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Underlying Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movemen t on each futures contract. The Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Underlying Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

  Derivatives Risk -- Commodity-Linked Structured Notes -- The Underlying Fund's investments in commodity-linked structured notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility, that do not affect traditional equity and debt securities.

  Derivatives Risk -- Commodity-Linked Swaps -- The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio managers are incorrect in their forecasts of market values or in their evaluation of the creditworthiness of swap counterparties, the investment performance of the Underlying Fund would be less favorable than it would have been if these investment techniques were not used.

  Derivatives Risk -- Options -- Certain Underlying Funds may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Underlying Fund sells a put option, there is a risk that the Underlying Fund may be required to buy the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option, there is a risk that the Underlying Fund may be required to sell the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option on an underlying asset that the Underlying Fund owns (a "covered call") and the underlying asset has increased in value when the call option is exercised, the Underlying Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price. Opt ions may be traded on a securities exchange or over-the-counter.

  Dollar Rolls Risk -- Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Energy and Natural Resources Sector Risk -- An Underlying Fund may invest in securities of issuers engaged in the energy and natural resources sector and is subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Underlying Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Foreign Securities Risk -- The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or ot her taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk -- The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund and Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's and Underlying Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund and Underlying Fund's returns.

  Growth Securities Risk -- The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Highly Leveraged Transactions Risk -- The loans and other securities in which certain Underlying Funds invest include highly leveraged transactions (e.g., bank loans) whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

  Impairment of Collateral Risk -- The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Underlying Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

  Interest Rate Risk -- The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Leverage Risk -- Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

  Liquidity Risk -- The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires or that it cannot sell such securities without adversely affecting their price.

  Low and Below Investment Grade Securities Risk -- The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, may experience greater price fluctuations, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the in creased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Market Risk -- The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Money Market Fund Risk -- The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

  Mortgage-Backed Securities Risk -- Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securi ties themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations gua ranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Municipal Securities Risk -- Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other suppo rt from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payment s from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  Non-Diversified Mutual Fund Risk -- Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund's value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

  Real Estate Investment Trusts Risk -- The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Regulatory Risk -- Commodity Futures Trading Commission -- One of the Underlying Funds intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), pursuant to which registered investment companies are exempt from the definition of the term "commodity pool operator," and thus, not subject to regulation by the CFTC. However, the CFTC recently proposed significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals are adopted, the Underlying Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies (e.g., reducing substantially the Underlying Fund's exposure to the commodities markets) or, if deemed necessary, liquidating the Underlying Fund.

  Reinvestment Risk -- Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

  Sector Risk -- At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk -- The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the de mand for their stocks.

  Special Situations Risk -- Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Subsidiary Risk -- By investing in the wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the Subsidiary), an Underlying Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Underlying Fund, and thus, are subject to the same risks (described above under "Commodity Risk" and elsewhere) whether or not they are held by the Underlying Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the Adviser and subadvised by Threadneedle International Limited, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. The Underlying Fund's Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including its investment in the Subsidiary, and the Underlying Fund's role as sole shareholder of the Subsidiary. In adhering to the Underlying Fund's investment restrictions and limitations, the Adviser will treat the assets of the Subsidiary generally as if the assets were held directly by the Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could adversely affect the Underlying Fund and its shareholders.

  Tax Risk -- If the Internal Revenue Service were to change its position as set out in a number of private letter rulings, such that an Underlying Fund's income from the wholly-owned subsidiary organized as a company under the laws of the Cayman Islands and any directly-held commodity-linked structured notes or swaps is not "qualifying income," the Underlying Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Underlying Fund's Board may authorize a significant change in investment strategy or the Underlying Fund's liquidation.

  U.S. Government Obligations Risk -- The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC unde r its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Value Securities Risk -- The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:       2nd quarter 2009:          16.34%
Worst:      4th quarter 2008:         -14.62%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P 500® Index and the Barclays Capital Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Because the Fund invests either directly or indirectly in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia LifeGoal Balanced Growth Portfolio) (Columbia LifeGoal Balanced Growth Portfolio - Z)	1 Year	5 Years	10 Years
Class Z	15.62%	5.78%	5.35%
Class Z returns after taxes on distributions	14.95%	4.43%	4.09%
Class Z returns after taxes on distributions and sale of Fund Shares	10.28%	4.46%	4.05%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia LifeGoal Growth Portfolio)
Investment Objective
The Columbia LifeGoal® Growth Portfolio seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia LifeGoal Growth Portfolio)	Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal Growth Portfolio)		Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)
Management fees	[1][2]	0.04%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[3]	0.19%
Acquired fund fees and expenses		0.95%
Total annual Fund operating expenses		1.18%
Fee waivers and/or reimbursements	[4]	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[5]	1.17%
[1]	Management fees are composed of an investment advisory fee of 0.02% and an administration fee of 0.02%. Columbia Management Investment Advisers, LLC (the Adviser) has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.55% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	The Adviser and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.20% for Class Z.
[5]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia LifeGoal Growth Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)	119	374	648	1,431

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests most of its assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Adviser uses asset allocation as its principal investment approach and:

  allocates the Fund's assets among asset class categories within the target asset allocations set for the Fund, based on the Fund's investment objective and historical and projected returns for each asset class.

  chooses individual Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.

  may choose third party-advised Underlying Funds if a Columbia Fund is not available in the desired asset class category.

  may choose equity and fixed income securities, including TIPS, and other instruments such as derivatives.

  reviews the asset allocations to Underlying Funds and instruments at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.

The Fund's targeted allocation to Columbia Funds, as a percentage of the Fund's assets, is as follows:

  0-80% to one or more Columbia Funds that invest in large-capitalization domestic equity securities.

  0-40% to one or more Columbia Funds that invest in mid-capitalization domestic equity securities.

  0-20% to one or more Columbia Funds that invest in small-capitalization domestic equity securities.

  0-70% to one or more Columbia Funds that invest in international/global equity securities.

  0-20% to one or more Columbia Funds that invest in convertible securities.

  0-30% to one or more Columbia Funds that invest in specialty securities, including Columbia Funds that invest in equity securities of companies principally engaged in certain market sectors such as real estate or technology and Funds using alternative investment strategies.

  0-70% to Columbia Funds that invest in government and corporate debt securities.

  0-20% to Columbia Funds that invest in below investment grade debt securities.

  0-50% in Columbia money market funds.

The Fund's targeted allocations to direct security instrument holdings and third party advised funds, as a percentage of the Fund's assets, is as follows:

  0-15% to fixed income securities, including TIPS.

  0-10% to equity securities.

  0-20% to futures and commodity-related instruments.

  0-10% to third party funds/ETFs.

The Fund's actual allocation may vary from these target allocations at any time. The Adviser may use various strategies to try to manage how much the actual amount varies and for how long. The Adviser can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Fund and certain Underlying Funds may invest in securities of companies in the technology sector and may from time to time emphasize one or more other economic sectors in selecting their investments.

The Fund may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Adviser normally will, to the extent feasible, sell a proportionate amount of the shares the Fund owns in each Underlying Fund and instrument.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. This could result in the A dviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund since some Underlying Funds may pay higher advisory and other fees to the Adviser and its affiliates. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

The Fund has exposure to risks of many areas of the market indirectly through the Underlying Funds and directly to the extent the Fund invests in individual securities or other instruments. The risks described below are the principal risks of the Underlying Funds in which the Fund was significantly invested as of the end of its most recent fiscal year. They also reflect the risks of securities and instruments that may be held directly by the Fund. Because the Fund's allocation of its assets among Underlying Funds changes over time, the Fund may invest significantly in Underlying Funds subject to risks that are not described below but that are described in the Additional Information about Underlying Funds and Risks - Principal Risks of Investing in the Fund and Underlying Funds section of this prospectus.

  Asset-Backed Securities Risk -- Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Commodity Risk -- The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Underlying Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Underlying Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of activ ely traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

  Convertible Securities Risk -- The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security befor e it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

  Credit Risk -- The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing autho rity, and thus may have a greater risk of default.

  Currency Risk -- Certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk -- The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index. Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increas e the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when i t is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk -- Commodity-Linked Futures Contracts -- The loss that may be incurred by the Underlying Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Underlying Fund may increase the volatility of the Underlying Fund's net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Underlying Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movemen t on each futures contract. The Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Underlying Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

  Derivatives Risk -- Commodity-Linked Structured Notes -- The Underlying Fund's investments in commodity-linked structured notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility, that do not affect traditional equity and debt securities.

  Derivatives Risk -- Commodity-Linked Swaps -- The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio managers are incorrect in their forecasts of market values or in their evaluation of the creditworthiness of swap counterparties, the investment performance of the Underlying Fund would be less favorable than it would have been if these investment techniques were not used.

  Derivatives Risk -- Options -- Certain Underlying Funds may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Underlying Fund sells a put option, there is a risk that the Underlying Fund may be required to buy the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option, there is a risk that the Underlying Fund may be required to sell the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option on an underlying asset that the Underlying Fund owns (a "covered call") and the underlying asset has increased in value when the call option is exercised, the Underlying Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price. Opt ions may be traded on a securities exchange or over-the-counter.

  Emerging Market Securities Risk -- The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downtu rns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Energy and Natural Resources Sector Risk -- An Underlying Fund may invest in securities of issuers engaged in the energy and natural resources sector and is subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Underlying Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Foreign Securities Risk -- The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or ot her taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk -- The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund and Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's and Underlying Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund and Underlying Fund's returns.

  Growth Securities Risk -- The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Interest Rate Risk -- The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Leverage Risk -- Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

  Liquidity Risk -- The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires or that it cannot sell such securities without adversely affecting their price.

  Market Risk -- The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Money Market Fund Risk -- The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

  Mortgage-Backed Securities Risk -- Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securi ties themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations gua ranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Non-Diversified Mutual Fund Risk -- Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund's value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

  Real Estate Investment Trusts Risk -- The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Regulatory Risk -- Commodity Futures Trading Commission -- One of the Underlying Funds intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), pursuant to which registered investment companies are exempt from the definition of the term "commodity pool operator," and thus, not subject to regulation by the CFTC. However, the CFTC recently proposed significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals are adopted, the Underlying Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies (e.g., reducing substantially the Underlying Fund's exposure to the commodities markets) or, if deemed necessary, liquidating the Underlying Fund.

  Reinvestment Risk -- Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

  Sector Risk -- At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk -- The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the de mand for their stocks.

  Special Situations Risk -- Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Subsidiary Risk -- By investing in the wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the Subsidiary), an Underlying Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Underlying Fund, and thus, are subject to the same risks (described above under "Commodity Risk" and elsewhere) whether or not they are held by the Underlying Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the Adviser and subadvised by Threadneedle International Limited, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. The Underlying Fund's Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including its investment in the Subsidiary, and the Underlying Fund's role as sole shareholder of the Subsidiary. In adhering to the Underlying Fund's investment restrictions and limitations, the Adviser will treat the assets of the Subsidiary generally as if the assets were held directly by the Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could adversely affect the Underlying Fund and its shareholders.

  Tax Risk -- If the Internal Revenue Service were to change its position as set out in a number of private letter rulings, such that an Underlying Fund's income from the wholly-owned subsidiary organized as a company under the laws of the Cayman Islands and any directly-held commodity-linked structured notes or swaps is not "qualifying income," the Underlying Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Underlying Fund's Board may authorize a significant change in investment strategy or the Underlying Fund's liquidation.

  Technology Sector Risk -- The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

  U.S. Government Obligations Risk -- The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC unde r its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Value Securities Risk -- The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[2]

Best and Worst Quarterly Returns During this Period

Best:       2nd quarter 2009:           19.55%
Worst:      4th quarter 2008:          -22.86%

Average Annual Total Return as of December 31, 2010
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Average Annual Total Returns (Columbia LifeGoal Growth Portfolio) (Columbia LifeGoal Balanced Growth Portfolio - Z)	1 Year	5 Years	10 Years
Class Z	19.28%	4.82%	3.83%
Class Z returns after taxes on distributions	19.20%	3.83%	3.19%
Class Z returns after taxes on distributions and sale of Fund Shares	12.62%	4.06%	3.22%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia LifeGoal Income and Growth Portfolio)
Investment Objective
The Columbia LifeGoal® Income and Growth Portfolio seeks total return, consisting of current income and modest capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia LifeGoal Income and Growth Portfolio)	Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal Income and Growth Portfolio)		Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)
Management fees	[1][2]	0.06%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[3]	0.25%
Acquired fund fees and expenses		0.70%
Total annual Fund operating expenses		1.01%
Fee waivers and/or reimbursements	[4]	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[5]	1.00%
[1]	Management fees are composed of an investment advisory fee of 0.04% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.55% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.
[5]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia LifeGoal Income and Growth Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)	102	321	557	1,235

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests most of its assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Adviser uses asset allocation as its principal investment approach and:

  allocates the Fund's assets among asset class categories within the target asset allocations set for the Fund, based on the Fund's investment objective and historical and projected returns for each asset class.

  chooses individual Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.

  may choose third party-advised Underlying Funds if a Columbia Fund is not available in the desired asset class category.

  may choose equity and fixed income securities, including TIPS, and other instruments such as derivatives.

  reviews the asset allocations to Underlying Funds and instruments at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.

The Fund's targeted allocation to Columbia Funds, as a percentage of the Fund's assets, is as follows:

  0-50% to one or more Columbia Funds that invest in large-capitalization domestic equity securities.

  0-30% to one or more Columbia Funds that invest in mid-capitalization domestic equity securities.

  0-10% to one or more Columbia Funds that invest in small-capitalization domestic equity securities.

  0-30% to one or more Columbia Funds that invest in international/global equity securities.

  0-10% to one or more Columbia Funds that invest in convertible securities.

  0-30% to one or more Columbia Funds that invest in specialty securities, including Columbia Funds that invest in equity securities of companies principally engaged in certain market sectors such as real estate or technology and Funds using alternative investment strategies.

  0-100% to Columbia Funds that invest in government and corporate debt securities.

  0-15% to Columbia Funds that invest in below investment grade debt securities.

  0-50% in Columbia money market funds.

The Fund's targeted allocations to direct security instrument holdings and third party advised funds, as a percentage of the Fund's assets, is as follows:

  0-15% to fixed income securities, including TIPS.

  0-10% to equity securities.

  0-20% to futures and commodity-related instruments.

  0-10% to third party funds/ETFs.

The Fund's actual allocation may vary from these target allocations at any time. The Adviser may use various strategies to try to manage how much the actual amount varies and for how long. The Adviser can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Fund and certain Underlying Funds may invest in securities of companies in the technology sector and may from time to time emphasize one or more other economic sectors in selecting their investments.

The Fund may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Adviser normally will, to the extent feasible, sell a proportionate amount of the shares the Fund owns in each Underlying Fund and instrument.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. This could result in the A dviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund since some Underlying Funds may pay higher advisory and other fees to the Adviser and its affiliates. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

The Fund has exposure to risks of many areas of the market indirectly through the Underlying Funds and directly to the extent the Fund invests in individual securities or other instruments. The risks described below are the principal risks of the Underlying Funds in which the Fund was significantly invested as of the end of its most recent fiscal year. They also reflect the risks of securities and instruments that may be held directly by the Fund. Because the Fund's allocation of its assets among Underlying Funds changes over time, the Fund may invest significantly in Underlying Funds subject to risks that are not described below but that are described in the Additional Information about Underlying Funds and Risks - Principal Risks of Investing in the Fund and Underlying Funds section of this prospectus.

  Asset-Backed Securities Risk -- Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Changing Distribution Levels Risk -- The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

  Commodity Risk -- The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Underlying Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Underlying Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of activ ely traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

  Credit Risk -- The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing autho rity, and thus may have a greater risk of default.

  Derivatives Risk -- The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index. Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increas e the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when i t is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk -- Commodity-Linked Futures Contracts -- The loss that may be incurred by the Underlying Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Underlying Fund may increase the volatility of the Underlying Fund's net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Underlying Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movemen t on each futures contract. The Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Underlying Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

  Derivatives Risk -- Commodity-Linked Structured Notes -- The Underlying Fund's investments in commodity-linked structured notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility, that do not affect traditional equity and debt securities.

  Derivatives Risk -- Commodity-Linked Swaps -- The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio managers are incorrect in their forecasts of market values or in their evaluation of the creditworthiness of swap counterparties, the investment performance of the Underlying Fund would be less favorable than it would have been if these investment techniques were not used.

  Derivatives Risk -- Options -- Certain Underlying Funds may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Underlying Fund sells a put option, there is a risk that the Underlying Fund may be required to buy the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option, there is a risk that the Underlying Fund may be required to sell the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option on an underlying asset that the Underlying Fund owns (a "covered call") and the underlying asset has increased in value when the call option is exercised, the Underlying Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price. Opt ions may be traded on a securities exchange or over-the-counter.

  Dollar Rolls Risk -- Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Energy and Natural Resources Sector Risk -- An Underlying Fund may invest in securities of issuers engaged in the energy and natural resources sector and is subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Underlying Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Foreign Securities Risk -- The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or ot her taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk -- The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund and Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's and Underlying Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund and Underlying Fund's returns.

  Growth Securities Risk -- The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Highly Leveraged Transactions Risk -- The loans and other securities in which certain Underlying Funds invest include highly leveraged transactions (e.g., bank loans) whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

  Interest Rate Risk -- The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Leverage Risk -- Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

  Liquidity Risk -- The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires or that it cannot sell such securities without adversely affecting their price.

  Low and Below Investment Grade Securities Risk -- The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, may experience greater price fluctuations, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the in creased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Market Risk -- The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Money Market Fund Risk -- The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

  Mortgage-Backed Securities Risk -- Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securi ties themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations gua ranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Municipal Securities Risk -- Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other suppo rt from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payment s from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  Non-Diversified Mutual Fund Risk -- Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund's value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

  Regulatory Risk -- Commodity Futures Trading Commission -- One of the Underlying Funds intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), pursuant to which registered investment companies are exempt from the definition of the term "commodity pool operator," and thus, not subject to regulation by the CFTC. However, the CFTC recently proposed significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals are adopted, the Underlying Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies (e.g., reducing substantially the Underlying Fund's exposure to the commodities markets) or, if deemed necessary, liquidating the Underlying Fund.

  Reinvestment Risk -- Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

  Smaller Company Securities Risk -- The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the de mand for their stocks.

  Subsidiary Risk -- By investing in the wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the Subsidiary), an Underlying Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Underlying Fund, and thus, are subject to the same risks (described above under "Commodity Risk" and elsewhere) whether or not they are held by the Underlying Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the Adviser and subadvised by Threadneedle International Limited, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. The Underlying Fund's Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including its investment in the Subsidiary, and the Underlying Fund's role as sole shareholder of the Subsidiary. In adhering to the Underlying Fund's investment restrictions and limitations, the Adviser will treat the assets of the Subsidiary generally as if the assets were held directly by the Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could adversely affect the Underlying Fund and its shareholders.

  Tax Risk -- If the Internal Revenue Service were to change its position as set out in a number of private letter rulings, such that an Underlying Fund's income from the wholly-owned subsidiary organized as a company under the laws of the Cayman Islands and any directly-held commodity-linked structured notes or swaps is not "qualifying income," the Underlying Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Underlying Fund's Board may authorize a significant change in investment strategy or the Underlying Fund's liquidation.

  U.S. Government Obligations Risk -- The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC unde r its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Value Securities Risk -- The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[3]

Best and Worst Quarterly Returns During this Period

Best:       2nd quarter 2009:          11.37%
Worst:      4th quarter 2008:          -9.80%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P 500® Index and the Barclays Capital Aggregate Bond Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Because the Fund invests either directly or indirectly in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia LifeGoal Income and Growth Portfolio) (Columbia LifeGoal Balanced Growth Portfolio - Z)	1 Year	5 Years	10 Years
Class Z	11.61%	5.50%	5.21%
Class Z returns after taxes on distributions	10.57%	3.98%	3.75%
Class Z returns after taxes on distributions and sale of Fund Shares	7.58%	3.96%	3.73%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia LifeGoal Income Portfolio)
Investment Objective
The Columbia LifeGoal® Income Portfolio seeks current income, consistent with relative stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia LifeGoal Income Portfolio)	Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal Income Portfolio)		Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)
Management fees	[1][2]	0.07%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[3]	0.65%
Acquired fund fees and expenses		0.25%
Total annual Fund operating expenses		0.97%
Fee waivers and/or reimbursements	[4]	(0.41%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[5]	0.56%
[1]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.
[5]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia LifeGoal Income Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia LifeGoal Balanced Growth Portfolio - Z)	57	268	496	1,152

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests most of its assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Adviser uses asset allocation as its principal investment approach and:

  allocates the Fund's assets among asset class categories within the target asset allocations set for the Fund, based on the Fund's investment objective and historical and projected returns for each asset class.

  chooses individual Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.

  may choose third party-advised Underlying Funds if a Columbia Fund is not available in the desired asset class category.

  may choose equity and fixed income securities, including TIPS, and other instruments such as derivatives.

  reviews the asset allocations to Underlying Funds and instruments at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.

The Fund's targeted allocation to Columbia Funds, as a percentage of the Fund's assets, is as follows:

  0-30% to one or more Columbia Funds that invest in large-capitalization domestic equity securities, mid-capitalization domestic equity securities and/or small-capitalization domestic equity securities.

  0-15% to one or more Columbia Funds that invest in international/global equity securities.

  0-20% to one or more Columbia Funds that invest in convertible securities.

  0-30% to one or more Columbia Funds that invest in specialty securities, including Columbia Funds that invest in equity securities of companies principally engaged in certain market sectors such as real estate or technology and Funds using alternative investment strategies.

  0-100% to Columbia Funds that invest in government and corporate debt securities.

  0-40% to Columbia Funds that invest in below investment grade debt securities.

  0-50% in Columbia money market funds.

The Fund's targeted allocations to direct security instrument holdings and third party advised funds, as a percentage of the Fund's assets, is as follows:

  0-15% to fixed income securities, including TIPS.

  0-10% to equity securities.

  0-20% to futures and commodity-related instruments.

  0-10% to third party funds/ETFs.

The Fund's actual allocation may vary from these target allocations at any time. The Adviser may use various strategies to try to manage how much the actual amount varies and for how long. The Adviser can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Fund and certain Underlying Funds may invest in securities of companies in the technology sector and may from time to time emphasize one or more other economic sectors in selecting their investments.

The Fund may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Adviser normally will, to the extent feasible, sell a proportionate amount of the shares the Fund owns in each Underlying Fund and instrument.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk -- The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk -- The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. This could result in the A dviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund since some Underlying Funds may pay higher advisory and other fees to the Adviser and its affiliates. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

The Fund has exposure to risks of many areas of the market indirectly through the Underlying Funds and directly to the extent the Fund invests in individual securities or other instruments. The risks described below are the principal risks of the Underlying Funds in which the Fund was significantly invested as of the end of its most recent fiscal year. They also reflect the risks of securities and instruments that may be held directly by the Fund. Because the Fund's allocation of its assets among Underlying Funds changes over time, the Fund may invest significantly in Underlying Funds subject to risks that are not described below but that are described in the Additional Information about Underlying Funds and Risks - Principal Risks of Investing in the Fund and Underlying Funds section of this prospectus.

  Asset-Backed Securities Risk -- Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Changing Distribution Levels Risk -- The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

  Commodity Risk -- The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Underlying Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Underlying Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of activ ely traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

  Convertible Securities Risk -- The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security befor e it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

  Credit Risk -- The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing autho rity, and thus may have a greater risk of default.

  Currency Risk -- Certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk -- The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index. Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increas e the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when i t is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk -- Commodity-Linked Futures Contracts -- The loss that may be incurred by the Underlying Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Underlying Fund may increase the volatility of the Underlying Fund's net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Underlying Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movemen t on each futures contract. The Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Underlying Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

  Derivatives Risk -- Commodity-Linked Structured Notes -- The Underlying Fund's investments in commodity-linked structured notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility, that do not affect traditional equity and debt securities.

  Derivatives Risk -- Commodity-Linked Swaps -- The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio managers are incorrect in their forecasts of market values or in their evaluation of the creditworthiness of swap counterparties, the investment performance of the Underlying Fund would be less favorable than it would have been if these investment techniques were not used.

  Derivatives Risk -- Options -- Certain Underlying Funds may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Underlying Fund sells a put option, there is a risk that the Underlying Fund may be required to buy the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option, there is a risk that the Underlying Fund may be required to sell the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option on an underlying asset that the Underlying Fund owns (a "covered call") and the underlying asset has increased in value when the call option is exercised, the Underlying Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price. Opt ions may be traded on a securities exchange or over-the-counter.

  Dollar Rolls Risk -- Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Emerging Market Securities Risk -- The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downtu rns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Foreign Securities Risk -- The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or ot her taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk -- The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund and Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's and Underlying Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund and Underlying Fund's returns.

  Highly Leveraged Transactions Risk -- The loans and other securities in which certain Underlying Funds invest include highly leveraged transactions (e.g., bank loans) whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

  Impairment of Collateral Risk -- The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Underlying Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

  Index Risk -- The Fund's and certain Underlying Funds' investment strategies may involve investing in an index. The Fund's and Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund and Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bear advisory, administrative and other expenses and transaction costs in trading securities, the Fund's and Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Interest Rate Risk -- The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Leverage Risk -- Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

  Liquidity Risk -- The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires or that it cannot sell such securities without adversely affecting their price.

  Low and Below Investment Grade Securities Risk -- The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, may experience greater price fluctuations, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium -- a higher interest rate or yield -- because of the in creased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Market Risk -- The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Money Market Fund Risk -- The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

  Mortgage-Backed Securities Risk -- Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securi ties themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations gua ranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Municipal Securities Risk -- Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other suppo rt from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payment s from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  Non-Diversified Mutual Fund Risk -- Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund's value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

  Regulatory Risk -- Commodity Futures Trading Commission -- One of the Underlying Funds intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), pursuant to which registered investment companies are exempt from the definition of the term "commodity pool operator," and thus, not subject to regulation by the CFTC. However, the CFTC recently proposed significant changes in the way in which registered investment companies that invest in commodities markets are regulated. To the extent these proposals are adopted, the Underlying Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies (e.g., reducing substantially the Underlying Fund's exposure to the commodities markets) or, if deemed necessary, liquidating the Underlying Fund.

  Reinvestment Risk -- Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

  Short Sales Risk -- Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur. The Underlying Fund's use of short sales in effect "leverages" the Underlying Fund, as the Underlying Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Underlying Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Underlying Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

  Special Situations Risk -- Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Subsidiary Risk -- By investing in the wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the Subsidiary), an Underlying Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Underlying Fund, and thus, are subject to the same risks (described above under "Commodity Risk" and elsewhere) whether or not they are held by the Underlying Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the Adviser and subadvised by Threadneedle International Limited, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. The Underlying Fund's Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including its investment in the Subsidiary, and the Underlying Fund's role as sole shareholder of the Subsidiary. In adhering to the Underlying Fund's investment restrictions and limitations, the Adviser will treat the assets of the Subsidiary generally as if the assets were held directly by the Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could adversely affect the Underlying Fund and its shareholders.

  Tax Risk -- If the Internal Revenue Service were to change its position as set out in a number of private letter rulings, such that an Underlying Fund's income from the wholly-owned subsidiary organized as a company under the laws of the Cayman Islands and any directly-held commodity-linked structured notes or swaps is not "qualifying income," the Underlying Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Underlying Fund's Board may authorize a significant change in investment strategy or the Underlying Fund's liquidation.

  U.S. Government Obligations Risk -- The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC unde r its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Value Securities Risk -- The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[4]

Best and Worst Quarterly Returns During this Period

Best:       2nd quarter 2009:          7.62%
Worst:      4th quarter 2008:         -5.44%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Barclays Capital U.S. Aggregate 1-3 Years Index, an index of publicly-issued investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years. The Fund's returns are also compared to a blended index; this blend is 80% Barclays Capital U.S. Aggregate 1-3 Years Index and 20% Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital U.S. Corporate High Yield Bond Index is is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The index includes reinvestment of income.

Average Annual Total Returns (Columbia LifeGoal Income Portfolio) (Columbia LifeGoal Balanced Growth Portfolio - Z)	Inception Date	1 Year	5 Years	Life of Fund
Class Z	Sep. 04, 2003	8.14%	4.80%	4.69%
Class Z returns after taxes on distributions	Sep. 04, 2003	6.96%	3.26%	3.15%
Class Z returns after taxes on distributions and sale of Fund Shares	Sep. 04, 2003	5.32%	3.19%	3.11%
Barclays Capital U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	Sep. 04, 2003	2.62%	4.65%	3.82%
Blended 80% Barclays Capital U.S. Aggregate 1-3 Years Index/20% Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)	Sep. 04, 2003	5.05%	5.65%	4.96%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of June 30, 2011: 4.86%
[2]	Year-to-date return as of June 30, 2011: 5.20%
[3]	Year-to-date return as of June 30, 2011: 4.34%
[4]	Year-to-date return as of June 30, 2011: 3.86%